UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   605 Third Avenue
           --------------------------------------------------
           New York, NY  10158
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-476-9222
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Oscar S. Shafer            New York, New York         4/24/03
       ------------------------   ------------------------------  ----------
            [Signature]                    [City, State]            [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                               -------------

Form 13F Information Table Entry Total:                17
                                               -------------

Form 13F Information Table Value Total:          $125,530
                                               -------------
                                               (in thousands)


List of Other Included Managers:
1.
2.
3.
4.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                Name

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
                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
ADVANCED MED OPT INC.    COMMON      00763M108   5,032    374,100          SOLE      X       X
------------------------------------------------------------------------------------------------------------
AETERNA LABORATORIES
  INC.                   FOREIGN     007975105     102    391,000          SOLE      X       X
------------------------------------------------------------------------------------------------------------
ANDRX CORP DEL           COMMON      034553107   6,490    550,000          SOLE      X       X
------------------------------------------------------------------------------------------------------------
AVIALL INC NEW           COMMON      05366B102   5,282    682,400          SOLE      X       X
------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO    COMMON      075887109   9,502    275,900          SOLE      X       X
------------------------------------------------------------------------------------------------------------
DR REDDYS LABS LTD       COMMON      256135203   5,570    286,511          SOLE      X       X
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COMMON      338488109     936    130,900          SOLE      X       X
------------------------------------------------------------------------------------------------------------
GEN PROBE INC            COMMON      36866T103  17,637    779,000          SOLE      X       X
------------------------------------------------------------------------------------------------------------
ICN PHARMACEUTICALS
  INC NEW                COMMON      448924100   1,247    140,000          SOLE      X       X
------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA CORP.   COMMON      45840J107   3,456    246,700          SOLE      X       X
------------------------------------------------------------------------------------------------------------
OSTEOTECH INC            COMMON      688582105   5,274    846,600          SOLE      X       X
------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL
  RESOURCES INC          COMMON      717125108  16,994    400,037          SOLE      X       X
------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP (NEW) COMMON      74955W307   5,972    201,200          SOLE      X       X
------------------------------------------------------------------------------------------------------------
RIBAPHARM INC            COMMON      762537108   5,677  1,095,900          SOLE      X       X
------------------------------------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS
  GROUP                  COMMON      82481R106  15,695    847,000          SOLE      X       X
------------------------------------------------------------------------------------------------------------
VIASYS HEALTH CARE INC   COMMON      92553Q209   7,428    530,596          SOLE      X       X
------------------------------------------------------------------------------------------------------------
TARO PHARMACEUTICAL      COMMON      M8737E108  13,237    345,800          SOLE      X       X
------------------------------------------------------------------------------------------------------------
         17 TOTAL DATA RECORDS                            125,530

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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